SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Awards Outstanding
Number outstanding (in shares)	14,108,245
Average Remaining Contractual Life	8 years 1 month 17 days
Aggregate Intrinsic Value	$ 396.2
Awards Exercisable
Number exercisable (in shares)	3,591,042
Average Remaining Contractual Life	5 years 3 months 4 days
Aggregate Intrinsic Value	$ 106.8
Options
Awards Outstanding
Number outstanding (in shares)	2,729,928	2,155,931
Average Remaining Contractual Life	6 years 10 months 28 days
Aggregate Intrinsic Value	$ 28.7
Awards Exercisable
Number exercisable (in shares)	1,049,928
Average Remaining Contractual Life	2 years 1 month 24 days
Aggregate Intrinsic Value	$ 28.7
SARs
Awards Outstanding
Number outstanding (in shares)	159,210	186,410
Average Remaining Contractual Life	5 years 5 months 19 days
Aggregate Intrinsic Value	$ 0.1
Awards Exercisable
Number exercisable (in shares)	158,344
Average Remaining Contractual Life	5 years 5 months 23 days
Aggregate Intrinsic Value	$ 0.1
RSUs
Awards Outstanding
Number outstanding (in shares)	11,219,107	9,196,747
Average Remaining Contractual Life	8 years 5 months 19 days
Aggregate Intrinsic Value	$ 367.4
Awards Exercisable
Number exercisable (in shares)	2,382,770
Average Remaining Contractual Life	6 years 7 months 13 days
Aggregate Intrinsic Value	$ 78.0
$3.40 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.40
Awards Outstanding
Number outstanding (in shares)	58,800
Average Remaining Contractual Life	1 month 2 days
Aggregate Intrinsic Value	$ 1.7
Awards Exercisable
Number exercisable (in shares)	58,800
Average Remaining Contractual Life	1 month 2 days
Aggregate Intrinsic Value	$ 1.7
$3.43 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.43
Awards Outstanding
Number outstanding (in shares)	111,800
Average Remaining Contractual Life	1 year 6 months 15 days
Aggregate Intrinsic Value	$ 3.3
Awards Exercisable
Number exercisable (in shares)	111,800
Average Remaining Contractual Life	1 year 6 months 15 days
Aggregate Intrinsic Value	$ 3.3
$3.51 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.51
Awards Outstanding
Number outstanding (in shares)	360,725
Average Remaining Contractual Life	1 year 10 months 10 days
Aggregate Intrinsic Value	$ 10.5
Awards Exercisable
Number exercisable (in shares)	360,725
Average Remaining Contractual Life	1 year 10 months 10 days
Aggregate Intrinsic Value	$ 10.5
$4.16 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 4.16
Awards Outstanding
Number outstanding (in shares)	167,938
Average Remaining Contractual Life	2 years 5 months 5 days
Aggregate Intrinsic Value	$ 4.8
Awards Exercisable
Number exercisable (in shares)	167,938
Average Remaining Contractual Life	2 years 5 months 5 days
Aggregate Intrinsic Value	$ 4.8
$8.77 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 8.77
Awards Outstanding
Number outstanding (in shares)	350,665
Average Remaining Contractual Life	2 years 10 months 10 days
Aggregate Intrinsic Value	$ 8.4
Awards Exercisable
Number exercisable (in shares)	350,665
Average Remaining Contractual Life	2 years 10 months 10 days
Aggregate Intrinsic Value	$ 8.4
$16.95 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 16.95
Awards Outstanding
Number outstanding (in shares)	2,500
Average Remaining Contractual Life	3 years 11 months 19 days
Awards Exercisable
Number exercisable (in shares)	2,500
Average Remaining Contractual Life	3 years 11 months 19 days
$20.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 20.99
Awards Outstanding
Number outstanding (in shares)	6,710
Average Remaining Contractual Life	3 years 10 months 28 days
Aggregate Intrinsic Value	$ 0.1
Awards Exercisable
Number exercisable (in shares)	5,844
Average Remaining Contractual Life	3 years 10 months 28 days
Aggregate Intrinsic Value	$ 0.1
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 32.85
Awards Outstanding
Number outstanding (in shares)	150,000
Average Remaining Contractual Life	5 years 6 months 22 days
Awards Exercisable
Number exercisable (in shares)	150,000
Average Remaining Contractual Life	5 years 6 months 22 days
40.00 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 40.00
Awards Outstanding
Number outstanding (in shares)	1,680,000
Average Remaining Contractual Life	9 years 10 months 17 days
Awards Exercisable
Average Remaining Contractual Life	0 years